Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted (loss) earnings per share	[1]	$ (0.19)	$ (0.06)	$ 0.19
Weighted average number of common shares outstanding - diluted	[1]	13,947,917	12,000,000	12,000,000

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).